[The Reserve Funds letterhead]

                                  July 23, 1999







Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Reserve New York Tax-Exempt Trust
                  File Nos. 2-85406 and 811-3814

Dear Sirs:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of Reserve New York Tax-Exempt Trust ("Registrant"), a registered management investment company (the "Trust"), that the form of the Prospectus and Statement of Additional Information for the Trust and its investment series that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A, which was filed electronically with the Commission on June 25, 1999.

                                    Very truly yours,


                                    By: /s/ MaryKathleen Foynes
                                        --------------------------
                                    Name:  MaryKathleen Foynes
                                    Title: General Counsel

cc:   Brent J. Fields, Esq.
      Securities and Exchange Commission